                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-54
                                   ------------


                       RIVERSOURCE INVESTMENT SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:       9/30
                         --------------
Date of reporting period:     12/31
                         --------------

                           PORTFOLIO HOLDINGS
                                  FOR
                       RIVERSOURCE BALANCED FUND
                            AT DEC. 31, 2006

INVESTMENTS IN SECURITIES

DEC. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (62.6%)

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (2.6%)
Boeing                                42,059                 $3,736,522
DRS Technologies                      16,549                    871,801
General Dynamics                      30,064                  2,235,258
Goodrich                              67,522                  3,075,627
Honeywell Intl                       160,573                  7,264,322
L-3 Communications
  Holdings                            13,389                  1,094,952
Lockheed Martin                       41,995                  3,866,480
Northrop Grumman                      75,988                  5,144,388
United Technologies                   39,211                  2,451,472
                                                             ----------
Total                                                        29,740,822
-----------------------------------------------------------------------

BEVERAGES (0.6%)
Coca-Cola                             46,636                  2,250,187
PepsiCo                               66,936                  4,186,847
                                                             ----------
Total                                                         6,437,034
-----------------------------------------------------------------------

BIOTECHNOLOGY (0.1%)
Amgen                                 10,195(b)                 696,420
Biogen Idec                           14,361(b)                 706,418
                                                             ----------
Total                                                         1,402,838
-----------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
American Standard
  Companies                           17,991                    824,887
Masco                                 71,147                  2,125,161
                                                             ----------
Total                                                         2,950,048
-----------------------------------------------------------------------

CAPITAL MARKETS (2.9%)
Bank of New York                      85,509                  3,366,489
Franklin Resources                    16,505                  1,818,356
KKR Private Equity
  Investors LP Unit                   48,780(e)               1,114,623
Legg Mason                             7,394                    702,800
Lehman Brothers Holdings             108,384                  8,466,958
Merrill Lynch & Co                    85,086                  7,921,507
Morgan Stanley                       100,331                  8,169,953
State Street                          25,310                  1,706,906
                                                             ----------
Total                                                        33,267,592
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

CHEMICALS (0.9%)
Ashland                               17,416                 $1,204,839
Dow Chemical                         116,642(i)               4,658,682
Eastman Chemical                      29,211                  1,732,504
EI du Pont de Nemours
  & Co                                36,160                  1,761,354
RPM Intl                              43,378                    906,166
                                                             ----------
Total                                                        10,263,545
-----------------------------------------------------------------------

COMMERCIAL BANKS (2.4%)
Commerce Bancorp                      21,850                    770,650
Industrial & Commercial
  Bank of China Series H             414,000(b,c)               257,093
PNC Financial Services
  Group                               47,195                  3,494,318
US Bancorp                           162,040                  5,864,228
Wachovia                             117,588                  6,696,637
Wells Fargo & Co                     280,443                  9,972,552
                                                             ----------
Total                                                        27,055,478
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Avery Dennison                        19,730                  1,340,259
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.7%)
Alcatel-Lucent                        13,478(c)                 193,921
Alcatel-Lucent ADR                   117,451(c)               1,670,153
Cisco Systems                        150,693(b)               4,118,441
Corning                               16,702(b)                 312,494
Motorola                              86,577                  1,780,023
                                                             ----------
Total                                                         8,075,032
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.4%)
Hewlett-Packard                      187,410                  7,719,418
Intl Business Machines                84,316                  8,191,299
                                                             ----------
Total                                                        15,910,717
-----------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
American Express                      51,585                  3,129,662
Capital One Financial                 92,632                  7,115,990
                                                             ----------
Total                                                        10,245,652
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Temple-Inland                         34,055                  1,567,552
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

DIVERSIFIED FINANCIAL SERVICES (6.1%)
Bank of America                      518,024                $27,657,302
Citigroup                            488,513                 27,210,174
JPMorgan Chase & Co                  278,774                 13,464,784
                                                             ----------
Total                                                        68,332,260
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.3%)
AT&T                                 135,258                  4,835,474
BellSouth                            262,093                 12,347,201
Chunghwa Telecom ADR                  86,708(c)               1,710,749
Citizens Communications               62,136                    892,894
Embarq                                30,499                  1,603,027
Verizon Communications               385,558                 14,358,180
Windstream                           117,618                  1,672,528
                                                             ----------
Total                                                        37,420,053
-----------------------------------------------------------------------

ELECTRIC UTILITIES (1.8%)
Entergy                               56,921                  5,254,947
Exelon                               106,606                  6,597,846
FPL Group                             22,527                  1,225,919
PPL                                   53,210                  1,907,046
Southern                             134,476                  4,956,785
                                                             ----------
Total                                                        19,942,543
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Flextronics Intl                      69,391(b,c)               796,609
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.7%)
Baker Hughes                          10,548                    787,514
BJ Services                           34,441                  1,009,810
Cameron Intl                          28,976(b)               1,537,177
Halliburton                           46,362                  1,439,540
Natl Oilwell Varco                    11,435(b)                 699,593
Transocean                            10,122(b)                 818,769
Weatherford Intl                      48,910(b)               2,043,948
                                                             ----------
Total                                                         8,336,351
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.7%)
CVS                                   75,062                  2,320,166
Safeway                               34,234                  1,183,127
Wal-Mart Stores                       97,771                  4,515,065
                                                             ----------
Total                                                         8,018,358
-----------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE BALANCED FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

FOOD PRODUCTS (0.7%)
Cadbury Schweppes                     79,028(c)                $845,680
Campbell Soup                         38,480                  1,496,487
General Mills                         26,382                  1,519,603
Hershey                               14,585                    726,333
Kellogg                               59,261                  2,966,607
Kraft Foods Cl A                      24,022                    857,585
                                                             ----------
Total                                                         8,412,295
-----------------------------------------------------------------------

GAS UTILITIES (0.2%)
ONEOK                                 50,534                  2,179,026
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Bausch & Lomb                         15,558                    809,949
Baxter Intl                           23,904                  1,108,907
Boston Scientific                    182,209(b)               3,130,351
                                                             ----------
Total                                                         5,049,207
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.9%)
Aetna                                 71,207                  3,074,718
Cardinal Health                       51,681                  3,329,807
CIGNA                                 12,525                  1,647,914
McKesson                              15,061                    763,593
UnitedHealth Group                    25,331                  1,361,035
                                                             ----------
Total                                                        10,177,067
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Applebee's Intl                       64,206                  1,583,962
Carnival Unit                          9,216                    452,045
Chipotle Mexican Grill Cl B            3,239(b)                 168,428
Marriott Intl Cl A                    60,267                  2,875,941
McDonald's                            48,395                  2,145,350
                                                             ----------
Total                                                         7,225,726
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
DR Horton                             68,897                  1,825,081
Hovnanian Enterprises Cl A            36,167(b)               1,226,061
Standard-Pacific                      14,459                    387,357
                                                             ----------
Total                                                         3,438,499
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.8%)
Colgate-Palmolive                     44,719                  2,917,467
Procter & Gamble                      44,418                  2,854,745
Spectrum Brands                      256,875(b)               2,799,938
                                                             ----------
Total                                                         8,572,150
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.8%)
3M                                    40,495                  3,155,775
General Electric                     380,049                 14,141,623
Tyco Intl                            109,562(c)               3,330,685
                                                             ----------
Total                                                        20,628,083
-----------------------------------------------------------------------

INSURANCE (4.5%)
ACE                                  110,286(c)               6,680,023
AFLAC                                 65,235                  3,000,810
Allied World Assurance Holdings       22,351(c)                 975,174
American Intl Group                  272,663                 19,539,032
Aon                                   65,101                  2,300,669
Arch Capital Group                    12,548(b,c)               848,370
Aspen Insurance Holdings              48,213(c)               1,270,895
Chubb                                 41,152                  2,177,352

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

INSURANCE (CONT.)
Endurance Specialty
  Holdings                            35,579(c)              $1,301,480
Hartford Financial Services
  Group                               75,637                  7,057,688
Max Re Capital                        45,883(c)               1,138,816
Prudential Financial                  44,283                  3,802,138
XL Capital Cl A                       22,850(c)               1,645,657
                                                             ----------
Total                                                        51,738,104
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Liberty Media -
  Interactive Cl A                    95,876(b,p)             2,068,045
-----------------------------------------------------------------------

IT SERVICES (0.9%)
Affiliated Computer
  Services Cl A                       47,944(b)               2,341,585
Automatic Data Processing             57,174                  2,815,820
Electronic Data Systems              110,338                  3,039,812
First Data                            74,914                  1,911,805
                                                             ----------
Total                                                        10,109,022
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Mattel                                40,599                    919,973
-----------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (--%)
PerkinElmer                           16,690                    371,019
-----------------------------------------------------------------------

MACHINERY (0.9%)
Caterpillar                           46,964                  2,880,303
Deere & Co                            30,035                  2,855,427
Flowserve                              6,394(b)                 322,705
Illinois Tool Works                   17,259                    797,193
Ingersoll-Rand Cl A                   19,939(c)                 780,213
ITT                                   20,796                  1,181,629
Parker Hannifin                       19,339                  1,486,782
                                                             ----------
Total                                                        10,304,252
-----------------------------------------------------------------------

MEDIA (4.8%)
Cablevision Systems Cl A              14,253                    405,925
Clear Channel
  Communications                      11,366                    403,948
Comcast Cl A                         120,180(b)               5,087,219
Comcast Special Cl A                 174,915(b)               7,325,440
EchoStar
  Communications Cl A                 47,463(b)               1,805,018
Idearc                                18,820(b)                 539,193
Liberty Global Cl A                   29,264(b)                 853,046
Liberty Global Series C               24,463(b)                 684,964
Liberty Media -
  Capital Series A                    19,174(b,p)             1,878,669
News Corp Cl A                       317,861                  6,827,654
NTL                                  284,347                  7,176,918
Time Warner                          327,301                  7,128,616
Viacom Cl B                          140,513(b)               5,765,248
Vivendi                               83,674(c)               3,270,414
Walt Disney                          110,151                  3,774,875
                                                             ----------
Total                                                        52,927,147
-----------------------------------------------------------------------

METALS & MINING (0.2%)
Alcan                                 12,052(c)                 587,414
Alcoa                                 62,998                  1,890,570
                                                             ----------
Total                                                         2,477,984
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

MULTILINE RETAIL (0.8%)
Federated Department
  Stores                              26,998                 $1,029,434
JC Penney                             32,674                  2,527,661
Target                               100,975                  5,760,623
                                                             ----------
Total                                                         9,317,718
-----------------------------------------------------------------------

MULTI-UTILITIES (0.7%)
Dominion Resources                    69,644                  5,838,953
Xcel Energy                           78,549                  1,811,340
                                                             ----------
Total                                                         7,650,293
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.7%)
Anadarko Petroleum                    45,776                  1,992,172
BP ADR                                11,308(c)                 758,767
Chesapeake Energy                     35,182                  1,022,037
Chevron                              209,291                 15,389,167
ConocoPhillips                       214,655                 15,444,427
Devon Energy                          32,642                  2,189,625
Exxon Mobil                          434,604                 33,303,705
Newfield Exploration                  12,537(b)                 576,075
Royal Dutch Shell ADR                 17,072(c)               1,208,527
Total                                 36,134(c)               2,606,634
XTO Energy                            16,633                    782,583
                                                             ----------
Total                                                        75,273,719
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
Bowater                               79,016                  1,777,860
Intl Paper                            70,673                  2,409,949
Weyerhaeuser                          49,259                  3,480,149
                                                             ----------
Total                                                         7,667,958
-----------------------------------------------------------------------

PHARMACEUTICALS (3.0%)
Bristol-Myers Squibb                 190,447                  5,012,565
GlaxoSmithKline ADR                   25,129(c)               1,325,806
Merck & Co                           148,832                  6,489,075
Novartis ADR                          30,947(c)               1,777,596
Pfizer                               552,041                 14,297,862
Schering-Plough                      123,034                  2,908,524
Watson Pharmaceuticals                40,928(b)               1,065,356
Wyeth                                 24,985                  1,272,236
                                                             ----------
Total                                                        34,149,020
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Apartment Investment
  & Management Cl A                   26,474                  1,483,073
Equity Office Properties Trust        71,102                  3,424,984
HomeBanc                              46,916                    198,455
                                                             ----------
Total                                                         5,106,512
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.9%)
Advanced Micro Devices                86,106(b)               1,752,257
Agere Systems                         45,885(b)                 879,615
Atmel                                 70,056(b)                 423,839
Credence Systems                      50,915(b)                 264,758
Cypress Semiconductor                120,722(b)               2,036,580
Infineon Technologies                 57,478(b,c)               810,302
Infineon Technologies ADR            106,590(b,c)             1,495,458
Intel                                107,365                  2,174,141
Spansion Cl A                         26,590(b)                 395,127
                                                             ----------
Total                                                        10,232,077
-----------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE BALANCED FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SOFTWARE (1.5%)
Cadence Design Systems               188,264(b)              $3,371,809
Compuware                            191,856(b)               1,598,160
McAfee                                15,209(b)                 431,631
Microsoft                            273,911                  8,178,983
Oracle                                45,971(b)                 787,943
Symantec                              86,213(b)               1,797,541
TIBCO Software                       147,710(b)               1,394,382
                                                           ------------
Total                                                        17,560,449
-----------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
Circuit City Stores                   32,296                    612,978
Home Depot                            42,846                  1,720,696
Lowe's Companies                      24,981                    778,158
TJX Companies                         26,099                    744,343
                                                           ------------
Total                                                         3,856,175
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.1%)
Countrywide Financial                262,246                 11,132,342
Fannie Mae                            98,141                  5,828,594
Freddie Mac                           87,388                  5,933,645
Washington Mutual                     28,040                  1,275,540
                                                           ------------
Total                                                        24,170,121
-----------------------------------------------------------------------

TOBACCO (1.2%)
Altria Group                         163,361                 14,019,641
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.3%)
ALLTEL                                97,380                  5,889,542
Sprint Nextel                        314,727                  5,945,193
Vodafone Group ADR                   115,283(c)               3,202,562
                                                           ------------
Total                                                        15,037,297
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $568,222,624)                                       $711,741,322
-----------------------------------------------------------------------

BONDS (34.3%)

ISSUER                COUPON       PRINCIPAL                   VALUE(a)
                       RATE         AMOUNT

SOVEREIGN (0.1%)
United Mexican States
     09-27-34          6.75%        $535,000(c)                $577,800
-----------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (7.4%)
Federal Farm Credit Bank
     10-10-08          4.25        1,775,000                  1,751,930
Federal Home Loan Bank
     06-18-08          5.13        6,510,000                  6,512,265
Federal Home Loan Mtge Corp
     06-15-08          3.88        5,190,000                  5,101,614
     10-15-08          5.13        4,510,000                  4,515,777
     03-15-09          5.75        1,395,000                  1,416,477
     07-15-09          4.25        5,250,000                  5,161,086
     07-12-10          4.13           32,000                     31,184
Federal Natl Mtge Assn
     01-15-08          4.63          345,000                    342,845
     07-15-08          3.88          700,000                    687,626
     10-15-08          4.50        8,960,000                  8,880,059
     05-15-10          4.13          415,000                    404,725

BONDS (CONTINUED)

ISSUER                COUPON       PRINCIPAL                   VALUE(a)
                       RATE         AMOUNT

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (CONT.)
U.S. Treasury
     10-31-11          4.63%      $1,625,000                 $1,619,096
     11-30-11          4.50        9,135,000(m)               9,053,645
     08-15-16          4.88        7,085,000                  7,169,687
     11-15-16          4.63        6,455,000(m)               6,412,642
     08-15-23          6.25       10,915,000                 12,563,341
     02-15-26          6.00        4,003,000                  4,539,966
U.S. Treasury Inflation-Indexed Bond
     01-15-07          3.38        7,646,280(q)               7,624,594
                                                             ----------
Total                                                        83,788,559
-----------------------------------------------------------------------

ASSET-BACKED (1.1%)
Capital Auto Receivables Asset Trust
   Series 2004-1 Cl CTFS
     09-15-10          2.84          600,000                    590,706
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl A4B
     03-20-10          5.43        1,300,000(d,k)             1,300,000
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl D
     04-20-11          6.15          350,000(d)                 355,141
College Loan Corporation Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-1 Cl AIO
     07-25-08          5.62        2,150,000(r)                 318,721
Countrywide Asset-backed Ctfs
   Series 2005-10 Cl AF6
     02-25-36          4.91          700,000                    681,972
Countrywide Asset-backed Ctfs
   Series 2006-4 Cl 1A1M
     07-25-36          5.61          434,794(k)                 435,298
Drive Auto Receivables Trust
   Series 2006-2 Cl A2 (MBIA)
     07-15-11          5.30          950,000(d,l)               950,742
Dunkin Securitization
   Series 2006-1 Cl A2 (AMBAC)
     06-20-31          5.78        1,350,000(d,l)             1,366,789
Ford Credit Floorplan Master Owner Trust
   Series 2006-3 Cl A
     06-15-11          5.53        3,200,000(k)               3,202,747
Hertz Vehicle Financing LLC
   Series 2004-1A Cl A3 (MBIA)
     05-25-09          2.85          400,000(d,l)               389,390
Metris Master Trust
   Series 2005-1A Cl D
     03-21-11          7.25          225,000(d,k)               224,659
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-2 Cl AIO
     08-25-11          5.89        1,350,000(r)                 322,261
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-3 Cl AIO
     01-25-12          0.00        1,900,000(r)                 558,448
Popular ABS Mtge Pass-Through Trust
   Series 2005-A Cl AF2
     06-25-35          4.49          475,000                    469,313

BONDS (CONTINUED)

ISSUER                COUPON       PRINCIPAL                   VALUE(a)
                       RATE         AMOUNT

ASSET-BACKED (CONT.)
Renaissance Home Equity Loan Trust
   Series 2005-4 Cl A3
     02-25-36          5.57%        $600,000                   $597,738
Residential Asset Securities
   Series 2006-KS1 Cl A2
     02-25-36          5.49        1,280,000(k)               1,280,401
                                                             ----------
Total                                                         3,044,326
-----------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (4.7%)(f)
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
     11-10-42          4.89          650,000                    645,418
Banc of America Commercial Mtge
   Series 2005-4 Cl ASB
     07-10-45          4.87          575,000                    562,741
Banc of America Commercial Mtge
   Series 2006-2 Cl AAB
     05-10-45          5.72        1,550,000                  1,589,168
Banc of America Commercial Mtge
   Series 2006-4 Cl AAB
     07-10-46          5.60          750,000                    761,703
Banc of America Large Loan
   Series 2006-LAQ Cl E
     02-09-21          5.73          500,000(d,k)               501,195
Banc of America Large Loan
   Series 2006-LAQ Cl F
     02-09-21          5.79          550,000(d,k)               551,313
Banc of America Large Loan
   Series 2006-LAQ Cl G
     02-09-21          5.88          375,000(d,k)               375,786
Bear Stearns Commercial Mtge Securities
   Series 2004-PWR5 Cl A3
     07-11-42          4.57          900,000                    875,425
Bear Stearns Commercial Mtge Securities
   Series 2005-PW10 Cl A4
     12-11-40          5.41          550,000                    552,035
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
     10-12-42          5.16          400,000                    388,752
Bear Stearns Commercial Mtge Securities
   Series 2006-PW14 Cl A4
     12-11-38          5.20          675,000                    666,698
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
     11-15-30          5.68        1,650,000                  1,679,422
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
     09-20-51          4.15         857,048(d)                  841,533
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1 Cl ASB
     07-15-44          5.23          375,000                    374,952
Commercial Mtge Acceptance
   Series 1999-C1 Cl A2
     06-15-31          7.03        1,324,574                  1,365,611
Commercial Mtge Pass-Through Ctfs
   Series 2006-CN2A Cl BFL
     02-05-19          5.66          300,000(d,k)               301,591
Credit Suisse Mtge Capital Ctfs
   Series 2006-C2 Cl A3
     03-15-39          5.66        1,500,000                  1,539,848

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE BALANCED FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


BONDS (CONTINUED)

ISSUER                COUPON       PRINCIPAL                   VALUE(a)
                       RATE         AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
CS First Boston Mtge Securities
   Series 2001-CP4 Cl A4
     12-15-35          6.18%      $1,050,000                 $1,084,766
CS First Boston Mtge Securities
   Series 2003-CPN1 Cl A2
     03-15-35          4.60          475,000                    457,956
Federal Natl Mtge Assn #385683
     02-01-13          4.83          864,356                    848,739
Federal Natl Mtge Assn #745629
     01-01-18          5.08          490,664                    486,091
GE Capital Commercial Mtge
   Series 2004-C2 Cl A2
     03-10-40          4.12        1,100,000                  1,064,547
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
     06-10-36          4.88          400,000                    394,805
Greenwich Capital Commercial Funding
   Series 2006-GG7 Cl AAB
     07-10-38          5.91          750,000                    778,630
GS Mtge Securities II
   Series 2004-GG2 Cl A4
     08-10-38          4.96          775,000                    766,785
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
     10-12-37          4.37          637,171                    624,993
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
     07-12-37          5.26        1,575,000                  1,573,265
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
     10-15-37          4.13          524,057                    506,641
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
     03-12-39          3.97          517,514                    501,774
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A2
     03-12-39          4.77          950,000                    923,705
JPMorgan Chase Commercial Mtge Securities
   Series 2004-CBX Cl A3
     01-12-37          4.18          550,000                    534,603
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP2 Cl A1
     07-15-42          4.33          820,380                    806,696
JPMorgan Chase Commercial Mtge Securities
   Series 2006-CB16 Cl A4
     05-12-45          5.55        2,025,000                  2,054,082
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl A4
     04-15-43          5.47          650,000                    655,731
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl ASB
     04-15-43          5.49        1,000,000                  1,008,920
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP8 Cl A4
     05-15-45          5.40          775,000                    777,255
LB-UBS Commercial Mtge Trust
   Series 2002-C2 Cl A3
     06-15-26          5.39        1,035,000                  1,040,678

BONDS (CONTINUED)

ISSUER                COUPON       PRINCIPAL                   VALUE(a)
                       RATE         AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A4
     09-15-26          4.56%      $1,000,000                   $979,545
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
     03-15-29          3.97          650,000                    613,717
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
     12-15-29          4.20        1,100,000                  1,070,784
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl AAB
     09-15-30          4.93        1,100,000                  1,079,122
LB-UBS Commercial Mtge Trust
   Series 2006-C3 Cl AAB
     03-15-39          5.64          890,000                    904,810
LB-UBS Commercial Mtge Trust
   Series 2006-C4 Cl AAB
     06-15-32          5.87          600,000                    621,988
LB-UBS Commercial Mtge Trust
   Series 2006-C7 Cl A3
     11-15-38          5.35          650,000                    649,984
Morgan Stanley Capital I
   Series 2003-IQ4 Cl A1
     05-15-40          3.27          735,491                    705,674
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
     06-13-41          4.34          575,000                    562,055
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
     04-14-40          4.59          700,000                    678,755
Morgan Stanley Capital I
   Series 2005-T19 Cl AAB
     06-12-47          4.85        1,325,000                  1,297,323
Morgan Stanley Capital I
   Series 2006-T23 Cl AAB
     08-12-41          5.80          475,000                    490,338
Morgan Stanley Capital I
   Series 2006-XLF Cl A2
     07-15-19          5.48          900,000(d,k)               900,463
Morgan Stanley Dean Witter Capital I
   Series 2002-TOP7 Cl A2
     01-15-39          5.98        2,520,000                  2,600,235
Nomura Asset Securities
   Series 1998-D6 Cl A3
     03-15-30          7.22          975,000                  1,074,669
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
     02-11-36          3.67          761,172                    730,774
SBA CMBS Trust
   Series 2006-1A Cl B
     11-15-36          5.45          575,000(d)                 577,944
Wachovia Bank Commercial Mtge Trust
   Series 2003-C4 Cl A2
     04-15-35          4.57        1,475,000                  1,436,255
Wachovia Bank Commercial Mtge Trust
   Series 2003-C7 Cl A2
     10-15-35          5.08        2,125,000(d)               2,096,222

BONDS (CONTINUED)

ISSUER                COUPON       PRINCIPAL                   VALUE(a)
                       RATE         AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
   Series 2005-C18 Cl A4
     04-15-42          4.94%        $625,000                   $608,290
Wachovia Bank Commercial Mtge Trust
   Series 2005-C20 Cl A5
     07-15-42          5.09          600,000                    595,154
Wachovia Bank Commercial Mtge Trust
   Series 2006-C24 Cl APB
     03-15-45          5.58          625,000                    633,619
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl A3
     07-15-45          5.76          400,000                    411,272
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl APB
     07-15-45          5.73          700,000                    715,931
Wachovia Bank Commercial Mtge Trust
   Series 2006-C29 Cl A4
     11-15-48          5.31          875,000                    870,180
                                                             ----------
Total                                                        53,368,956
-----------------------------------------------------------------------

MORTGAGE-BACKED (16.0%)(f,h)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A1
     03-25-36          5.71        1,113,812(j)               1,117,276
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl 2A1
     03-25-36          5.97        1,282,237(j)               1,282,468
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-2 Cl 2A2
     09-25-46          5.55        2,515,099(j)               2,509,079
Banc of America Funding
   Collateralized Mtge Obligation
   Series 2006-A Cl 3A2
     02-20-36          5.91          916,166(j)                 917,751
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 1A1
     01-25-34          6.00          852,892                    845,225
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 4A1
     01-25-19          4.75          557,233                    538,775
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-9 Cl 1CB1
     01-25-37          6.00        2,500,000(g)               2,509,766
Bank of America Funding
   Collateralized Mtge Obligation
   Series 2006-2N Cl N1
     11-25-46          7.25          147,422(d)                 146,137
Bear Stearns Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-8 Cl A4
     08-25-35          5.09          875,000(d,j)               851,152

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   RIVERSOURCE BALANCED FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


BONDS (CONTINUED)

ISSUER                COUPON       PRINCIPAL                   VALUE(a)
                       RATE         AMOUNT

MORTGAGE-BACKED (CONT.)
ChaseFlex Trust
   Collateralized Mtge Obligation
   Series 2005-2 Cl 2A2
     06-25-35          6.50%      $1,381,022                 $1,401,307
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11T1 Cl A1
     07-25-18          4.75          567,215                    548,426
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 2A3
     11-25-35          5.50          861,741                    862,058
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 3A7
     11-25-35          5.50          872,484                    872,802
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-64CB Cl 1A1
     12-25-35          5.50        1,426,580                  1,430,244
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
     04-25-35          7.50          817,749                    847,498
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-85CB Cl 2A2
     02-25-36          5.50          520,373                    520,147
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-22R Cl 1A2
     05-25-36          6.00        1,350,000                  1,363,072
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
     03-25-36          6.00        1,312,820                  1,312,734
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-31CB Cl A16
     11-25-36          6.00        1,300,000                  1,313,169
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-43 CB Cl 1A4
     02-25-37          6.00        1,925,000                  1,935,753
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-OA8 Cl 1A2
     07-25-46          5.58        2,703,333(k)               2,710,088
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
     06-25-35          7.00        1,026,580(d)               1,062,047
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-HYB1 Cl 1A1
     03-20-36          5.38          792,885(j)                 788,254

BONDS (CONTINUED)

ISSUER                COUPON       PRINCIPAL                   VALUE(a)
                       RATE         AMOUNT

MORTGAGE-BACKED (CONT.)
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-12 Cl 3A1
     01-25-36          7.00%      $1,297,933                 $1,325,328
Downey Savings & Loan Assn Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR5 Cl X1
     08-19-45          6.38        7,918,983(j,r)                94,038
Federal Home Loan Mtge Corp
     01-01-37          5.50        5,000,000(g)               4,943,749
Federal Home Loan Mtge Corp #1G2496
     09-01-36          6.21        1,255,030(j)               1,265,937
Federal Home Loan Mtge Corp #300779
     07-01-08          6.75            4,091                      4,115
Federal Home Loan Mtge Corp #C59161
     10-01-31          6.00        1,255,747                  1,268,852
Federal Home Loan Mtge Corp #C65869
     04-01-32          6.00          858,833                    867,796
Federal Home Loan Mtge Corp #C67723
     06-01-32          7.00          916,156                    945,645
Federal Home Loan Mtge Corp #C79925
     06-01-33          5.50        2,016,170                  1,996,884
Federal Home Loan Mtge Corp #E01419
     05-01-18          5.50          457,004                    457,768
Federal Home Loan Mtge Corp #E93097
     12-01-17          5.50        1,313,079                  1,315,311
Federal Home Loan Mtge Corp #E98725
     08-01-18          5.00          697,102                    686,724
Federal Home Loan Mtge Corp #E99684
     10-01-18          5.00        1,448,276                  1,426,627
Federal Home Loan Mtge Corp #G01441
     07-01-32          7.00        1,408,589                  1,448,081
Federal Home Loan Mtge Corp #G01535
     04-01-33          6.00        3,525,400                  3,575,187
Federal Home Loan Mtge Corp #G11302
     07-01-17          7.00        1,434,176                  1,471,697
Federal Home Loan Mtge Corp #G12101
     11-01-18          5.00          342,493                    337,243
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2590 Cl BI
     02-15-14          2.28          277,102(r)                  11,481
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2718 Cl IA
     10-15-22         20.00        1,097,212(r)                  40,738
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 1614 Cl MZ
   Trust Series Z
     11-15-23          6.50           47,880(o)                  49,516
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2576 Cl KJ
     02-15-33          5.50        1,233,022                  1,233,939

BONDS (CONTINUED)

ISSUER                COUPON       PRINCIPAL                   VALUE(a)
                       RATE         AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2641 Cl KC
     01-15-18          6.50%        $546,668                   $561,055
Federal Natl Mtge Assn
     01-01-37          5.00        3,000,000(g)               2,895,936
     01-01-37          5.50        7,850,000(g)               7,756,780
     01-01-37          6.00        6,000,000(g)               6,039,359
     01-01-37          6.50        3,000,000(g)               3,056,250
Federal Natl Mtge Assn #190988
     06-01-24          9.00          257,563                    274,054
Federal Natl Mtge Assn #250322
     08-01-25          7.50          419,224                    437,860
Federal Natl Mtge Assn #254236
     03-01-17          6.50          799,632                    818,970
Federal Natl Mtge Assn #254383
     06-01-32          7.50          303,336                    315,300
Federal Natl Mtge Assn #254916
     09-01-23          5.50        1,340,446                  1,334,026
Federal Natl Mtge Assn #545008
     06-01-31          7.00        1,154,882                  1,197,249
Federal Natl Mtge Assn #545869
     07-01-32          6.50          230,413                    236,111
Federal Natl Mtge Assn #555375
     04-01-33          6.00        2,322,333                  2,353,033
Federal Natl Mtge Assn #555376
     04-01-18          4.50        1,581,552                  1,529,440
Federal Natl Mtge Assn #555458
     05-01-33          5.50        1,205,915                  1,194,990
Federal Natl Mtge Assn #555528
     04-01-33          6.00        2,279,410                  2,300,211
Federal Natl Mtge Assn #555734
     07-01-23          5.00          975,295                    950,185
Federal Natl Mtge Assn #653730
     09-01-32          6.50          762,456                    781,868
Federal Natl Mtge Assn #654686
     11-01-32          6.00        1,375,034                  1,387,528
Federal Natl Mtge Assn #662061
     09-01-32          6.50          534,759                    547,016
Federal Natl Mtge Assn #667604
     10-01-32          5.50        2,214,157                  2,192,042
Federal Natl Mtge Assn #670387
     08-01-32          7.00          153,168                    157,708
Federal Natl Mtge Assn #674764
     01-01-33          6.00        2,090,324                  2,112,632
Federal Natl Mtge Assn #678028
     09-01-17          6.00        2,303,814                  2,337,664
Federal Natl Mtge Assn #678946
     02-01-18          5.50          984,064                    987,105
Federal Natl Mtge Assn #688002
     03-01-33          5.50        1,176,751                  1,166,653
Federal Natl Mtge Assn #688691
     03-01-33          5.50          487,433                    482,465
Federal Natl Mtge Assn #689093
     07-01-28          5.50          656,367                    652,551
Federal Natl Mtge Assn #695220
     04-01-33          5.50        1,705,655                  1,688,268
Federal Natl Mtge Assn #701937
     04-01-33          6.00          904,506                    912,132

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5   RIVERSOURCE BALANCED FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


BONDS (CONTINUED)

ISSUER                COUPON       PRINCIPAL                   VALUE(a)
                       RATE         AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #705096
     06-01-18          5.00%      $1,925,442                 $1,898,380
Federal Natl Mtge Assn #712057
     07-01-18          4.50          435,756                    421,397
Federal Natl Mtge Assn #720006
     07-01-33          5.50        1,076,051                  1,065,082
Federal Natl Mtge Assn #720070
     07-01-23          5.50        1,738,335                  1,730,009
Federal Natl Mtge Assn #720378
     06-01-18          4.50          731,048                    706,960
Federal Natl Mtge Assn #725232
     03-01-34          5.00        3,245,312                  3,139,285
Federal Natl Mtge Assn #725425
     04-01-34          5.50        3,329,754                  3,296,032
Federal Natl Mtge Assn #725684
     05-01-18          6.00        1,571,791                  1,595,798
Federal Natl Mtge Assn #725773
     09-01-34          5.50        4,217,986                  4,172,766
Federal Natl Mtge Assn #731019
     07-01-33          5.50          991,414                    982,125
Federal Natl Mtge Assn #732094
     08-01-18          5.50        1,106,152                  1,109,152
Federal Natl Mtge Assn #735057
     01-01-19          4.50        1,290,337                  1,247,820
Federal Natl Mtge Assn #735949
     10-01-35          4.99        1,423,668(j)               1,418,028
Federal Natl Mtge Assn #745563
     08-01-34          5.50        2,896,978                  2,867,447
Federal Natl Mtge Assn #745802
     07-01-36          6.00        3,882,781                  3,909,071
Federal Natl Mtge Assn #747339
     10-01-23          5.50        1,400,406                  1,393,096
Federal Natl Mtge Assn #747584
     11-01-28          5.50        1,265,601                  1,258,244
Federal Natl Mtge Assn #753085
     12-01-33          6.50        1,266,307                  1,293,882
Federal Natl Mtge Assn #759342
     01-01-34          6.50        1,483,460                  1,524,353
Federal Natl Mtge Assn #765761
     02-01-19          5.00        1,709,103                  1,683,953
Federal Natl Mtge Assn #768117
     08-01-34          5.43          481,994(j)                 474,202
Federal Natl Mtge Assn #776962
     04-01-29          5.00        1,785,498                  1,727,384
Federal Natl Mtge Assn #804442
     12-01-34          6.50          875,194                    892,536
Federal Natl Mtge Assn #837258
     09-01-35          4.92          527,920(j)                 529,625
Federal Natl Mtge Assn #844257
     11-01-35          5.09        1,516,831(j)               1,517,164
Federal Natl Mtge Assn #845070
     12-01-35          5.09          901,304(j)                 896,653
Federal Natl Mtge Assn #851246
     04-01-36          6.50        1,996,642                  2,048,025
Federal Natl Mtge Assn #881629
     02-01-36          5.50        2,607,925                  2,565,885
Federal Natl Mtge Assn #886054
     07-01-36          7.00        1,444,192                  1,492,324

BONDS (CONTINUED)

ISSUER                COUPON       PRINCIPAL                   VALUE(a)
                       RATE         AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #886461
     08-01-36          6.19%      $1,119,567(j)              $1,133,797
Federal Natl Mtge Assn #900197
     10-01-36          5.98        1,474,673(j)               1,483,860
Federal Natl Mtge Assn #901922
     10-01-36          5.79        1,343,130(j)               1,352,364
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-24 Cl PI
     12-25-12         20.00          167,674(r)                   3,352
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-71 Cl IM
     12-25-31         14.12          556,736(r)                  87,144
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2004-84 Cl GI
     12-25-22         12.17          436,487(r)                  58,485
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 367 Cl 2
     01-25-36          8.45        2,432,314(r)                 573,114
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-133 Cl GB
     12-25-26          8.00          478,476                    504,237
Govt Natl Mtge Assn #3920
     11-20-36          6.00        2,745,723                  2,777,143
Govt Natl Mtge Assn #604708
     10-15-33          5.50        1,140,934                  1,136,767
Govt Natl Mtge Assn #616257
     02-15-34          5.00        1,375,339                  1,338,482
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-70 Cl IC
     08-20-32         15.75          906,353(r)                 152,108
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-80 Cl CI
     01-20-32         20.00          159,104(r)                  14,084
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-16 Cl 3A1B
     01-19-36          5.69        1,226,229(j)               1,227,628
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-5 Cl 2A1B
     07-19-46          5.58          771,268(j)                 771,580
Harborview Nim
   Collateralized Mtge Obligation
   Series 2006-8A Cl N1
     07-21-36          6.41          217,290(d)                 216,475

BONDS (CONTINUED)

ISSUER                COUPON       PRINCIPAL                   VALUE(a)
                       RATE         AMOUNT

MORTGAGE-BACKED (CONT.)
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR8 Cl AX1
     04-25-35          4.50%     $18,333,254(r)                $166,145
IndyMac Index Nim
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl N1
     06-25-46          6.65          369,289(d)                 367,904
Lehman XS Net Interest Margin Nts
   Collateralized Mtge Obligation
   Series 2006-2N Cl A1
     02-27-46          7.00          197,944(d)                 198,067
Lehman XS Net Interest Margin Nts
   Series 2006-AR8 Cl A1
     10-28-46          6.25          224,713(d)                 223,814
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-2 Cl 4A1
     02-25-19          5.00          889,942                    868,530
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-4 Cl 2A1
     05-25-34          6.00        1,156,076                  1,141,336
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-7 Cl 8A1
     08-25-19          5.00        1,965,167                  1,901,633
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-8 Cl 7A1
     09-25-19          5.00          933,850                    904,266
Rali NIM
   Collateralized Mtge Obligation
   Series 2006-QO4 Cl N1
     04-25-46          6.05          263,631(d)                 262,478
Residential Accredit Loans
   Collateralized Mtge Obligation
   Series 2006-QS3 Cl 1A10
     03-25-36          6.00        1,028,949                  1,040,842
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-5 Cl 4A1
     06-25-36          5.97        1,645,910(j)               1,650,474
Structured Asset Securities
   Collateralized Mtge Obligation
   Series 2003-33H Cl 1A1
     10-25-33          5.50        1,876,437                  1,839,081
Washington Mutual Alternative Mtge Loan Trust
   Pass-Through Ctfs
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR1 Cl X2
     12-25-35          7.10        6,449,625(r)                  57,946
Washington Mutual
   Collateralized Mtge Obligation
   Series 2003-AR10 Cl A7
     10-25-33          4.06        1,225,000(j)               1,209,385

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6   RIVERSOURCE BALANCED FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


BONDS (CONTINUED)

ISSUER                COUPON       PRINCIPAL                   VALUE(a)
                       RATE         AMOUNT

MORTGAGE-BACKED (CONT.)
Washington Mutual
   Collateralized Mtge Obligation
   Series 2004-CB2 Cl 6A
     07-25-19          4.50%      $1,301,598                 $1,233,654
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR14 Cl 2A1
     12-25-35          5.30          774,946(j)                 768,684
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
     12-25-45          5.51          251,934(j)                 251,984
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
     10-25-35          5.00        1,948,505                  1,873,605
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
     05-25-35          5.50        1,699,697                  1,669,952
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl 5A1
     03-25-36          5.11        1,660,653(j)               1,641,287
                                                            -----------
Total                                                       182,066,690
-----------------------------------------------------------------------

AEROSPACE & DEFENSE (--%)
DRS Technologies
     02-01-16          6.63          145,000                    146,088
L-3 Communications
     06-15-12          7.63           80,000                     82,800
L-3 Communications
   Sr Sub Nts
   Series B
     10-15-15          6.38          135,000                    133,650
                                                            -----------
Total                                                           362,538
-----------------------------------------------------------------------

BANKING (0.7%)
Bank of America
   Sub Nts
     10-15-36          6.00        2,250,000                  2,325,443
Citigroup
   Sub Nts
     08-25-36          6.13          400,000                    416,519
Manufacturers & Traders Trust
   Sub Nts
     12-01-21          5.63          630,000(k)                 624,721
Popular North America
   Sr Nts
     10-01-08          3.88        3,265,000                  3,180,548
Wells Fargo Bank
   Sub Nts
     08-26-36          5.95        1,900,000                  1,961,142
                                                            -----------
Total                                                         8,508,373
-----------------------------------------------------------------------

BROKERAGE (--%)
LaBranche & Co
   Sr Nts
     05-15-12         11.00          140,000                    150,850
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                COUPON       PRINCIPAL                   VALUE(a)
                       RATE         AMOUNT

CHEMICALS (0.1%)

NewMarket
   Sr Nts
     12-15-16          7.13%         $30,000(d)                 $30,000
Potash - Saskatchewan
     12-01-36          5.88          850,000(c)                 821,234
PQ
     02-15-13          7.50           15,000                     14,775
                                                              ---------
Total                                                           866,009
-----------------------------------------------------------------------

ELECTRIC (1.1%)
Aquila Canada Finance
     06-15-11          7.75          170,000(c)                 179,390
Arizona Public Service
     05-15-15          4.65        1,710,000                  1,576,987
Baltimore Gas & Electric
   Sr Unsecured
     10-01-36          6.35          400,000(d)                 408,329
CMS Energy
   Sr Nts
     01-15-09          7.50          230,000                    237,188
Commonwealth Edison
   1st Mtge
     04-15-15          4.70          845,000                    787,244
Commonwealth Edison
   1st Mtge Series 104
     08-15-16          5.95          590,000                    596,494
Consumers Energy
   1st Mtge
     02-15-12          5.00          380,000                    370,721
Consumers Energy
   1st Mtge Series H
     02-17-09          4.80        1,610,000                  1,588,902
Duke Energy Indiana
     10-15-35          6.12        1,135,000                  1,140,236
Edison Mission Energy
   Sr Unsecured
     06-15-13          7.50          105,000                    109,725
Exelon
     06-15-10          4.45        1,420,000                  1,373,574
Florida Power
   1st Mtge
     07-15-11          6.65          320,000                    335,427
Indiana Michigan Power
   Sr Nts
     03-15-37          6.05          690,000                    677,258
IPALCO Enterprises
   Secured
     11-14-08          8.38          500,000                    518,750
     11-14-11          8.63          135,000                    146,813
Midwest Generation LLC
   Series B
     01-02-16          8.56           23,374                     25,770
Northern States Power
   Sr Nts
     08-01-09          6.88          965,000                    998,916
NRG Energy
     02-01-14          7.25          125,000                    125,938
PacifiCorp
   1st Mtge
     06-15-35          5.25          150,000                    137,304

BONDS (CONTINUED)

ISSUER                COUPON       PRINCIPAL                   VALUE(a)
                       RATE         AMOUNT

ELECTRIC (CONT.)
Sierra Pacific Power
   Series M
     05-15-16          6.00%        $520,000                   $521,135
Xcel Energy
   Sr Nts
     07-01-08          3.40          150,000                    145,601
                                                             ----------
Total                                                        12,001,702
-----------------------------------------------------------------------

FOOD AND BEVERAGE (0.2%)
Cadbury Schweppes US Finance LLC
     10-01-08          3.88       1,935,000(d)                1,884,458
Cott Beverages USA
     12-15-11          8.00          260,000                    265,200
                                                             ----------
Total                                                         2,149,658
-----------------------------------------------------------------------

GAMING (--%)
Mohegan Tribal Gaming Authority
     02-15-15          6.88           55,000                     55,138
Mohegan Tribal Gaming Authority
   Sr Nts
     02-15-13          6.13           85,000                     84,363
Mohegan Tribal Gaming Authority
   Sr Sub Nts
     04-01-12          8.00          105,000                    109,330
Pokagon Gaming Authority
   Sr Nts
     06-15-14         10.38           40,000(d)                  43,800
                                                             ----------
Total                                                           292,631
-----------------------------------------------------------------------

GAS PIPELINES (0.2%)
ANR Pipeline
     03-15-10          8.88          170,000                    178,345
Colorado Interstate Gas
   Sr Nts
     03-15-15          5.95           80,000                     78,933
     11-15-15          6.80          140,000                    145,569
Regency Energy Partners LP/Finance
   Sr Unsecured
     12-15-13          8.38           65,000(d)                  65,163
Southern Natural Gas
     03-15-10          8.88          175,000                    183,591
Southern Star Central
   Sr Nts
     03-01-16          6.75          210,000                    209,475
Transcontinental Gas Pipe Line
   Series B
     08-15-11          7.00          385,000                    395,588
Transcontinental Gas Pipe Line
   Sr Unsecured
     04-15-16          6.40          116,000                    117,160
Williams Companies
   Sr Nts
     07-15-19          7.63          339,000                    362,730
                                                             ----------
Total                                                         1,736,554
-----------------------------------------------------------------------

HEALTH CARE (0.1%)
Cardinal Health
     06-15-15          4.00        1,145,000                  1,015,191
Community Health Systems
   Sr Sub Nts
     12-15-12          6.50           25,000                     24,625

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
7   RIVERSOURCE BALANCED FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


BONDS (CONTINUED)

ISSUER                COUPON       PRINCIPAL                   VALUE(a)
                       RATE         AMOUNT

HEALTH CARE (CONT.)
HCA
   Secured
     11-15-14          9.13%         $20,000(d)                 $21,300
     11-15-16          9.25           90,000(d)                  96,075
Omnicare
   Sr Sub Nts
     12-15-13          6.75          180,000                    177,750
     12-15-15          6.88          100,000                     98,750
Triad Hospitals
   Sr Nts
     05-15-12          7.00          125,000                    127,188
Triad Hospitals
   Sr Sub Nts
     11-15-13          7.00          140,000                    140,875
                                                             ----------
Total                                                         1,701,754
-----------------------------------------------------------------------

HEALTH CARE INSURANCE (0.1%)
CIGNA
   Sr Unsecured
     11-15-36          6.15          950,000                    940,576
-----------------------------------------------------------------------

INDEPENDENT ENERGY (0.3%)
Chesapeake Energy
     08-15-17          6.50          100,000                     97,750
Denbury Resources
   Sr Sub Nts
     12-15-15          7.50           15,000                     15,225
EnCana
   Sr Nts
     10-15-13          4.75          740,000(c)                 703,644
Pioneer Natural Resources
     05-01-18          6.88          390,000                    379,357
Range Resources
     03-15-15          6.38           70,000                     68,250
     05-15-16          7.50           20,000                     20,500
XTO Energy
     01-31-15          5.00        1,120,000                  1,063,533
XTO Energy
   Sr Unsecured
     06-30-15          5.30          980,000                    948,143
                                                             ----------
Total                                                         3,296,402
-----------------------------------------------------------------------

INTEGRATED ENERGY (--%)
ConocoPhillips
     03-15-28          7.13          200,000                    205,754
-----------------------------------------------------------------------

LIFE INSURANCE (0.1%)
Prudential Financial
     12-14-36          5.70        1,685,000                  1,634,912
-----------------------------------------------------------------------

MEDIA CABLE (--%)
Videotron Ltee
     01-15-14          6.88          185,000(c)                 186,156
-----------------------------------------------------------------------

MEDIA NON CABLE (0.2%)
Clear Channel Communications
   Sr Nts
     09-15-14          5.50          195,000                    164,494
Dex Media East LLC/Finance
     11-15-09          9.88          100,000                    104,750

BONDS (CONTINUED)

ISSUER                COUPON       PRINCIPAL                   VALUE(a)
                       RATE         AMOUNT

MEDIA NON CABLE (CONT.)
Dex Media West LLC/Finance
   Sr Nts Series B
     08-15-10          8.50%         $70,000                    $72,713
Gray Television
     12-15-11          9.25          200,000                    209,250
Idearc
   Sr Nts
     11-15-16          8.00          115,000(d)                 117,156
Lamar Media
     01-01-13          7.25           72,000                     73,350
News America
     12-15-35          6.40          630,000                    625,864
Radio One
   Series B
     07-01-11          8.88          300,000                    309,750
RH Donnelley
   Sr Disc Nts Series A-1
     01-15-13          6.88           95,000                     91,081
Sinclair Broadcast Group
     03-15-12          8.00          100,000                    103,250
Sun Media
     02-15-13          7.63          140,000(c)                 141,925
                                                             ----------
Total                                                         2,013,583
-----------------------------------------------------------------------

METALS (0.1%)
Reliance Steel & Aluminum
     11-15-16          6.20          210,000(d)                 208,607
     11-15-36          6.85          460,000(d)                 451,777
                                                             ----------
Total                                                           660,384
-----------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Halliburton
   Sr Unsecured
     10-15-10          5.50          430,000                    429,235
OPTI Canada
     12-15-14          8.25          150,000(c,d)               153,375
Pride Intl
   Sr Nts
     07-15-14          7.38          135,000                    139,388
                                                             ----------
Total                                                           721,998
-----------------------------------------------------------------------

PAPER (--%)
Cascades
   Sr Nts
     02-15-13          7.25           15,000(c)                  14,963
Georgia-Pacific
     01-15-17          7.13          365,000(d)                 364,087
Norampac
   Sr Nts
     06-01-13          6.75           25,000(c)                  24,313
                                                             ----------
Total                                                           403,363
-----------------------------------------------------------------------

RETAILERS (0.3%)
Home Depot
   Sr Unsecured
     03-01-16          5.40          490,000                    479,243
     12-16-36          5.88        1,680,000                  1,648,624
May Department Stores
     07-15-09          4.80        1,395,000                  1,372,743

BONDS (CONTINUED)

ISSUER                COUPON       PRINCIPAL                   VALUE(a)
                       RATE         AMOUNT

RETAILERS (CONT.)
United Auto Group
     03-15-12          9.63%        $105,000                   $110,381
United Auto Group
   Sr Sub Nts
     12-15-16          7.75          145,000(d)                 145,181
Wal-Mart Stores
     09-01-35          5.25          245,000                    224,983
                                                           ------------
Total                                                         3,981,155
-----------------------------------------------------------------------

TECHNOLOGY (--%)
NXP Funding LLC
   Secured
     10-15-13          8.12          145,000(c,d,k)             147,175
-----------------------------------------------------------------------

WIRELESS (0.4%)
American Tower
   Sr Nts
     10-15-12          7.13           30,000                     30,825
Nextel Communications
   Series F
     03-15-14          5.95        4,975,000                  4,844,735
                                                           ------------
Total                                                         4,875,560
-----------------------------------------------------------------------

WIRELINES (1.0%)
Qwest
     03-15-12          8.88          180,000                    200,475
Qwest
   Sr Unsecured
     10-01-14          7.50          130,000                    137,800
Telecom Italia Capital
     10-01-15          5.25        2,615,000(c)               2,442,695
TELUS
     06-01-11          8.00        2,770,000(c)               3,029,097
Valor Telecommunications Enterprises LLC/Finance
     02-15-15          7.75           35,000                     37,669
Verizon New York
   Series A
     04-01-12          6.88        2,610,000                  2,705,831
Verizon Pennsylvania
   Series A
     11-15-11          5.65        2,255,000                  2,265,148
Windstream
   Sr Nts
     08-01-16          8.63          260,000(d)                 284,700
                                                           ------------
Total                                                        11,103,415
-----------------------------------------------------------------------

TOTAL BONDS
(Cost: $393,131,187)                                       $390,786,833
-----------------------------------------------------------------------

SENIOR LOANS (0.3%)(s)

BORROWER              COUPON       PRINCIPAL                   VALUE(a)
                       RATE         AMOUNT

AUTOMOTIVE (--%)
Ford Motor
   Tranche B Term Loan
     11-29-13          8.36%        $210,000(g)                $210,361
-----------------------------------------------------------------------

HEALTH CARE (0.1%)
HCA
   Tranche B Term Loan
     11-14-13          7.86        1,215,000                  1,227,916
-----------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
8   RIVERSOURCE BALANCED FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


SENIOR LOANS (CONTINUED)

BORROWER              COUPON        PRINCIPAL                  VALUE(a)
                       RATE          AMOUNT

MEDIA NON CABLE (0.1%)
VNU
   Tranche B Term Loan
     08-09-13          8.13%        $570,000(c,g)              $573,922
-----------------------------------------------------------------------

PAPER (0.1%)
Georgia Pacific
   2nd Lien Tranche C Term Loan
     12-23-13          8.35          700,000(g)                 701,050
-----------------------------------------------------------------------

SENIOR LOANS (CONTINUED)

BORROWER              COUPON        PRINCIPAL                  VALUE(a)
                       RATE          AMOUNT

RETAILERS (--%)
Michaels Stores
   Tranche B Term Loan
     10-31-13          8.38%        $335,000                   $336,869
-----------------------------------------------------------------------

TECHNOLOGY (--%)
West Corp
   Tranche B Term Loan
     10-24-13          8.10          400,000(g)                 400,188
-----------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $3,441,399)                                           $3,450,306
-----------------------------------------------------------------------

MONEY MARKET FUND (5.7%)(n)

                                     SHARES                    VALUE(a)

RiverSource Short-Term
  Cash Fund                       64,783,289(t)             $64,783,289
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $64,783,289)                                         $64,783,289
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,029,578,499)(u)                                $1,170,761,750
=======================================================================



NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2006, the value of foreign securities represented 4.3% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2006, the value of these securities amounted to $18,482,025 or 1.6% of net assets.

(e)   Identifies issues considered to be illiquid as to their marketability.
      These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2006, is as follows:

      SECURITY                                   ACQUISITION             COST
                                                    DATES
      ------------------------------------------------------------------------
      KKR Private Equity Investors LP Unit         05-01-06        $1,210,232

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation.
      Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Dec. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $29,310,222.

(h) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitment at

      Dec. 31, 2006:

      SECURITY                PRINCIPAL     SETTLEMENT    PROCEEDS      VALUE
      AMOUNT                     DATE       RECEIVABLE
      ------------------------------------------------------------------------
      Federal Natl Mtge Assn
        01-01-22 5.00%         $425,000      01-17-07     $420,484   $417,695

(i) Partially pledged as initial deposit on the following open interest rate futures contracts:

      TYPE OF SECURITY                                        NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Long Bond, March 2007, 20-year                          $5,200,000
      U.S. Treasury Note, March 2007, 5-year                        3,200,000
      U.S. Treasury Note, March 2007, 10-year                       4,500,000

      SALE CONTRACTS
      U.S. Treasury Note, March 2007, 2-year                       14,400,000

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2006.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2006.

(l) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC  --   Ambac Assurance Corporation
      MBIA   --   MBIA Insurance Corporation

(m)   At Dec. 31, 2006, security was partially or fully on loan.

(n) Cash collateral received from security lending activity is invested in a money market fund and represents 1.3% of net assets. 4.4% of net assets is the Fund's cash equivalent position.

--------------------------------------------------------------------------------
9   RIVERSOURCE BALANCED FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(o) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.

(p) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(q) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(r) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2006.

(s) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(t) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(u) At Dec. 31, 2006, the cost of securities for federal income tax purposes was approximately $1,029,578,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $150,919,000

      Unrealized depreciation                                      (9,735,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                $141,184,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
10   RIVERSOURCE BALANCED FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006

                                                            S-6326-80 F (3/07)

                           PORTFOLIO HOLDINGS
                                  FOR
               RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
                            AT DEC. 31, 2006

INVESTMENTS IN SECURITIES

DEC. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.4%)

ISSUER                                SHARES                     VALUE(a)

AEROSPACE & DEFENSE (1.5%)
Goodrich                               588,994                $26,828,677
Honeywell Intl                         974,729                 44,096,740
United Technologies                    723,343                 45,223,404
                                                              -----------
Total                                                         116,148,821
-------------------------------------------------------------------------

AIRLINES (1.1%)
AMR                                  1,168,818(b,d)            35,333,368
Continental Airlines Cl B              402,879(b)              16,618,759
UAL                                    123,646(b)               5,440,424
US Airways Group                       467,117(b)              25,154,250
                                                              -----------
Total                                                          82,546,801
-------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Ballard Power Systems                  904,759(b,c,d)           5,148,079
-------------------------------------------------------------------------

AUTOMOBILES (0.5%)
Ford Motor                           3,658,162(d)              27,472,797
General Motors                         435,043                 13,364,521
                                                              -----------
Total                                                          40,837,318
-------------------------------------------------------------------------

BEVERAGES (0.5%)
Coca-Cola                              771,025                 37,201,956
-------------------------------------------------------------------------

BUILDING PRODUCTS (--%)
Ameron Intl                              5,220                    398,651
-------------------------------------------------------------------------

CAPITAL MARKETS (1.7%)
Bank of New York                     1,386,967                 54,604,891
Merrill Lynch & Co                     503,344                 46,861,326
Morgan Stanley                         283,376                 23,075,308
                                                              -----------
Total                                                         124,541,525
-------------------------------------------------------------------------

CHEMICALS (2.5%)
Air Products & Chemicals               304,181                 21,377,841
Arkema ADR                              14,855(b,c)               762,583
Dow Chemical                         1,508,977                 60,268,541
EI du Pont de
  Nemours & Co                       2,183,980                106,381,666
                                                              -----------
Total                                                         188,790,631
-------------------------------------------------------------------------

COMMERCIAL BANKS (1.5%)
US Bancorp                             838,690                 30,352,191
Wachovia                               855,106                 48,698,287
Wells Fargo & Co                       909,208                 32,331,436
                                                              -----------
Total                                                         111,381,914
-------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                     VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Pitney Bowes                           247,351                $11,425,143
Waste Management                       873,107                 32,104,144
                                                              -----------
Total                                                          43,529,287
-------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.0%)
Hewlett-Packard                      1,872,226                 77,116,989
-------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
Fluor                                  342,354                 27,953,205
Insituform
  Technologies Cl A                    300,440(b)               7,769,378
                                                              -----------
Total                                                          35,722,583
-------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
Hanson ADR                             556,888(c)              42,150,853
-------------------------------------------------------------------------

CONSUMER FINANCE (0.3%)
Capital One Financial                  322,181                 24,749,944
-------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Packaging Corp of America              552,643                 12,213,410
-------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.3%)
Bank of America                      4,536,966                242,228,615
Citigroup                            4,201,817                234,041,207
                                                              -----------
Total                                                         476,269,822
-------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (7.8%)
AT&T                                 5,596,161(d)             200,062,755
BellSouth                            2,242,850                105,660,664
BT Group                             9,251,427(c)              54,617,402
Embarq                                 739,142                 38,849,304
Telefonos de Mexico
  ADR Series L                       4,025,829(c)             113,689,411
Verizon Communications               2,086,210                 77,690,460
                                                              -----------
Total                                                         590,569,996
-------------------------------------------------------------------------

ELECTRIC UTILITIES (2.9%)
Edison Intl                            400,732                 18,225,291
Exelon                                 573,443                 35,490,387
FirstEnergy                            608,003                 36,662,581
FPL Group                            1,309,391                 71,257,059
PPL                                    498,218                 17,856,133
Southern                             1,024,091                 37,747,994
                                                              -----------
Total                                                         217,239,445
-------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                     VALUE(a)

ELECTRICAL EQUIPMENT (0.8%)
ABB ADR                              1,337,261(c)             $24,043,953
Cooper Inds Cl A                       200,660                 18,145,684
Energy Conversion Devices              155,382(b)               5,279,880
FuelCell Energy                        465,070(b,d)             3,004,352
Hubbell Cl B                           173,958                  7,864,641
Plug Power                             775,926(b,d)             3,018,352
                                                              -----------
Total                                                          61,356,862
-------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.2%)
Baker Hughes                         1,157,486                 86,417,905
GlobalSantaFe                        1,029,860                 60,535,171
Halliburton                          2,849,354                 88,472,441
Schlumberger                         1,119,936(d)              70,735,158
Tidewater                              234,304                 11,330,941
                                                              -----------
Total                                                         317,491,616
-------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Wal-Mart Stores                        709,649(d)              32,771,591
-------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Boston Scientific                      955,143(b)              16,409,357
-------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.4%)
Caremark Rx                            374,307                 21,376,673
CIGNA                                  203,057                 26,716,209
Health Net                             469,415(b)              22,841,734
Humana                                 282,742(b)              15,638,460
Tenet Healthcare                     2,404,838(b)              16,761,721
                                                              -----------
Total                                                         103,334,797
-------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.0%)
Royal Caribbean Cruises              1,125,513                 46,573,728
Starwood Hotels &
  Resorts Worldwide                    305,900                 19,118,750
Wyndham Worldwide                      381,266(b)              12,208,137
                                                              -----------
Total                                                          77,900,615
-------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
Whirlpool                              606,827                 50,378,778
-------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- PORTFOLIO HOLDINGS
    AT DEC. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                     VALUE(a)

INDUSTRIAL CONGLOMERATES (5.4%)
3M                                     733,252                $57,142,328
General Electric                     3,533,133                131,467,879
McDermott Intl                       3,574,157(b)             181,781,625
Textron                                366,065                 34,325,915
                                                            -------------
Total                                                         404,717,747
-------------------------------------------------------------------------

INSURANCE (16.8%)
ACE                                  2,485,902(c)             150,571,084
Allstate                             1,363,151                 88,754,762
American Intl Group                  1,093,679                 78,373,037
Aon                                  1,621,326                 57,297,661
Axis Capital Holdings                1,136,637(c)              37,929,577
Endurance Specialty
  Holdings                           1,232,291(c)              45,077,205
Everest Re Group                       179,742(c)              17,634,488
Hartford Financial
  Services Group                       185,461                 17,305,366
Lincoln Natl                         1,030,727                 68,440,273
Loews                                2,584,387                107,174,529
Marsh & McLennan
  Companies                          2,869,140                 87,967,832
Montpelier Re Holdings               1,870,355(c,d)            34,807,307
PartnerRe                              335,632(c)              23,839,941
RenaissanceRe Holdings                 736,868(c)              44,212,080
Safeco                                 652,998                 40,845,025
St. Paul Travelers
  Companies                          3,243,664                174,152,320
Torchmark                              536,565                 34,211,384
UnumProvident                          786,160                 16,336,405
XL Capital Cl A                      2,092,948(c)             150,734,115
                                                            -------------
Total                                                       1,275,664,391
-------------------------------------------------------------------------

IT SERVICES (1.2%)
Computer Sciences                      612,105(b)              32,668,044
Electronic Data Systems              2,091,065                 57,608,841
                                                            -------------
Total                                                          90,276,885
-------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
Eastman Kodak                        1,424,095(d)              36,741,651
-------------------------------------------------------------------------

MACHINERY (5.5%)
Caterpillar                          2,386,972                146,392,993
Deere & Co                             945,900(d)              89,926,713
Eaton                                  538,295                 40,447,486
Illinois Tool Works                  1,481,070                 68,410,623
Ingersoll-Rand Cl A                  1,003,902(c)              39,282,685
Parker Hannifin                        390,843                 30,048,010
                                                            -------------
Total                                                         414,508,510
-------------------------------------------------------------------------

MEDIA (1.3%)
CBS Cl B                               971,650                 30,296,048
Comcast Cl A                           367,261(b)              15,546,158
Gannett                                296,622                 17,933,766
Idearc                                 278,156(b)               7,969,169
Time Warner                          1,198,121                 26,095,075
                                                            -------------
Total                                                          97,840,216
-------------------------------------------------------------------------

METALS & MINING (0.4%)
Alcoa                                  998,447                 29,963,394
-------------------------------------------------------------------------

MULTILINE RETAIL (0.4%)
Federated Department
  Stores                               727,662                 27,745,752
-------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                     VALUE(a)

MULTI-UTILITIES (1.4%)
Dominion Resources                     424,725                $35,608,944
Duke Energy                          1,166,358                 38,734,750
NiSource                             1,234,374                 29,748,413
                                                           --------------
Total                                                         104,092,107
-------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.0%)
Anadarko Petroleum                     325,459                 14,163,976
Apache                                 380,633                 25,315,901
BP ADR                                 603,377(c)              40,486,597
Chevron                              1,770,163                130,160,085
ConocoPhillips                       1,449,500                104,291,525
Devon Energy                           169,915                 11,397,898
EnCana                                 383,505(c)              17,622,055
Exxon Mobil                          2,031,768                155,694,381
Marathon Oil                         1,122,867                103,865,198
Petroleo Brasileiro ADR                546,499(c)              56,283,932
Pioneer Natural
  Resources                            524,800                 20,829,312
Repsol YPF ADR                         864,686(c)              29,831,667
Total ADR                              593,219(c)              42,664,310
                                                           --------------
Total                                                         752,606,837
-------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.2%)
Intl Paper                           1,784,037(d)              60,835,661
Weyerhaeuser                           380,518                 26,883,597
                                                           --------------
Total                                                          87,719,258
-------------------------------------------------------------------------

PHARMACEUTICALS (6.5%)
Abbott Laboratories                    798,403                 38,890,210
Bristol-Myers Squibb                 1,191,345                 31,356,200
Eli Lilly & Co                         623,832                 32,501,647
Merck & Co                           2,225,057                 97,012,485
Pfizer                               8,060,018                208,754,467
Wyeth                                1,524,090                 77,606,663
                                                           --------------
Total                                                         486,121,672
-------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Realogy                                476,508(b)              14,447,723
-------------------------------------------------------------------------

ROAD & RAIL (1.1%)
Burlington Northern
  Santa Fe                             623,981                 46,056,037
Union Pacific                          416,138                 38,293,019
                                                           --------------
Total                                                          84,349,056
-------------------------------------------------------------------------

SOFTWARE (1.2%)
Microsoft                            3,061,518                 91,416,927
-------------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
Home Depot                           1,506,330                 60,494,213
-------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.7%)
Fannie Mae                           2,135,868                126,849,201
-------------------------------------------------------------------------

TOBACCO (3.7%)
Altria Group                         1,883,834                161,670,634
Loews-Carolina Group                 1,864,835(f)             120,692,121
                                                           --------------
Total                                                         282,362,755
-------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
Sprint Nextel                        3,082,679                 58,231,806
-------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $5,808,519,636)                                     $7,412,351,742
-------------------------------------------------------------------------
PREFERRED STOCKS (0.2%)

ISSUER                                 SHARES                   VALUE(a)

Schering-Plough
   6.00% Cv                            268,200(d)             $15,288,741
-------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $13,410,000)                                           $15,288,741
-------------------------------------------------------------------------

BONDS (0.8%)

ISSUER                    COUPON            PRINCIPAL            VALUE(a)
                           RATE              AMOUNT

Calpine
  Sr Nts
   02-15-11                8.50%            $6,000,000(b)      $4,800,000
 Qwest Communications Intl
  Sr Unsecured
   11-15-25                3.50             33,112,000         51,998,423
-------------------------------------------------------------------------

TOTAL BONDS
(Cost: $38,310,706)                                           $56,798,423
-------------------------------------------------------------------------

MONEY MARKET FUND (2.0%)(e)
                                              SHARES             VALUE(a)

RiverSource Short-Term
  Cash Fund                                153,031,468(g)    $153,031,468
-------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $153,031,468)                                         $153,031,468
-------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,013,271,810)(h)                                  $7,637,470,374
=========================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- PORTFOLIO HOLDINGS
    AT DEC. 31, 2006


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2006.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2006, the value of foreign securities represented 12.9% of net assets.

(d)   At Dec. 31, 2006, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in a money market fund and represents 1.7% of net assets. 0.3% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At Dec. 31, 2006, the cost of securities for federal income tax purposes was approximately $6,013,272,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $1,700,961,000

      Unrealized depreciation                                      (76,763,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                               $1,624,198,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
3   RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- PORTFOLIO HOLDINGS
    AT DEC. 31, 2006

                                                            S-6475-80 F (3/07)

                           PORTFOLIO HOLDINGS
                                   FOR
                     RIVERSOURCE MID CAP VALUE FUND
                            AT DEC. 31, 2006

INVESTMENTS IN SECURITIES

DEC. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.4%)

ISSUER                               SHARES                    VALUE(a)

AEROSPACE & DEFENSE (0.5%)
Goodrich                             224,879                $10,243,238
-----------------------------------------------------------------------

AIRLINES (1.4%)
AMR                                  283,483(b,d)             8,569,691
Continental Airlines Cl B            253,500(b,d)            10,456,875
UAL                                   18,817(b)                 827,948
US Airways Group                     172,056(b)               9,265,216
                                                            -----------
Total                                                        29,119,730
-----------------------------------------------------------------------

AUTO COMPONENTS (0.5%)
Ballard Power Systems                291,854(b,c,d)           1,660,649
Johnson Controls                      91,964                  7,901,547
                                                            -----------
Total                                                         9,562,196
-----------------------------------------------------------------------

AUTOMOBILES (0.8%)
Ford Motor                         2,065,508(d)              15,511,965
-----------------------------------------------------------------------

BUILDING PRODUCTS (2.1%)
American Standard
  Companies                          720,120                 33,017,502
USG                                  197,474(b)              10,821,575
                                                            -----------
Total                                                        43,839,077
-----------------------------------------------------------------------

CAPITAL MARKETS (0.3%)
AMVESCAP                             498,537(c)               5,818,066
-----------------------------------------------------------------------

CHEMICALS (3.2%)
Cabot                                143,406                  6,248,199
Eastman Chemical                     322,590(d)              19,132,813
Imperial Chemical
  Inds ADR                           213,562(c)               7,566,502
Lubrizol                             111,129                  5,570,897
Monsanto                              45,867                  2,409,394
Mosaic                               366,098(b,d)             7,819,853
PPG Inds                             275,620                 17,697,560
                                                            -----------
Total                                                        66,445,218
-----------------------------------------------------------------------

COMMERCIAL BANKS (1.8%)
Comerica                             239,538                 14,056,090
Huntington Bancshares                285,345                  6,776,944
Regions Financial                    438,738                 16,408,801
                                                            -----------
Total                                                        37,241,835
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (0.9%)
Dun & Bradstreet                      72,334(b)              $5,988,532
Pitney Bowes                         126,139                  5,826,360
Ritchie Bros Auctioneers             134,648(c)               7,209,054
                                                            -----------
Total                                                        19,023,946
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.8%)
Tellabs                            1,628,286(b)              16,706,214
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.3%)
Diebold                              118,999                  5,545,353
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.2%)
Chicago Bridge & Iron                331,633(c)               9,066,846
Fluor                                160,755                 13,125,646
Insituform Technologies
  Cl A                                94,481(b)               2,443,279
                                                            -----------
Total                                                        24,635,771
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (0.3%)
Temple-Inland                        116,320                  5,354,210
-----------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Genuine Parts                        107,439                  5,095,832
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.3%)
CenturyTel                           509,398                 22,240,317
Citizens Communications              724,085                 10,405,101
Embarq                                79,567                  4,182,042
Qwest Communications
  Intl                             1,695,658(b)              14,192,657
Windstream                         1,206,024                 17,149,661
                                                            -----------
Total                                                        68,169,778
-----------------------------------------------------------------------

ELECTRIC UTILITIES (5.3%)
American Electric Power              323,415                 13,771,011
DPL                                  429,580                 11,933,732
Edison Intl                          523,354                 23,802,140
Pinnacle West Capital                647,969                 32,845,549
PPL                                  540,790                 19,381,914
Reliant Energy                       513,992(b)               7,303,826
                                                            -----------
Total                                                       109,038,172
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

ELECTRICAL EQUIPMENT (1.5%)
Cooper Inds Cl A                     138,958                $12,565,972
Energy Conversion Devices             56,336(b)               1,914,297
FuelCell Energy                      150,650(b,d)               973,199
Plug Power                           201,041(b)                 782,049
Rockwell Automation                  233,044                 14,234,328
                                                            -----------
Total                                                        30,469,845
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Solectron                          2,651,268(b)               8,537,083
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.4%)
BJ Services                          401,311                 11,766,439
Cameron Intl                         305,558(b)              16,209,852
ENSCO Intl                           159,334                  7,976,260
GlobalSantaFe                        377,375                 22,182,102
Nabors Inds                          254,697(b,c)             7,584,877
Natl Oilwell Varco                    97,419(b)               5,960,094
Smith Intl                           224,144                  9,205,594
Weatherford Intl                     239,234(b)               9,997,589
                                                            -----------
Total                                                        90,882,807
-----------------------------------------------------------------------

FOOD PRODUCTS (1.8%)
Archer-Daniels-Midland               190,156                  6,077,386
Del Monte Foods                      777,053                  8,570,895
Reddy Ice Holdings                   262,107                  6,767,603
Tyson Foods Cl A                     981,650                 16,148,142
                                                            -----------
Total                                                        37,564,026
-----------------------------------------------------------------------

GAS UTILITIES (0.4%)
Questar                              108,591                  9,018,483
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Hospira                              119,247(b)               4,004,314
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.3%)
AmerisourceBergen                    243,846                 10,963,316
Health Management
  Associates Cl A                    448,597                  9,469,883
Health Net                           381,840(b)              18,580,334
Humana                               320,310(b)              17,716,346
McKesson                              92,251                  4,677,126
Omnicare                             168,476                  6,508,228
                                                            -----------
Total                                                        67,915,233
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 RIVERSOURCE MID CAP VALUE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

HOTELS, RESTAURANTS & LEISURE (2.0%)
Hilton Hotels                        567,597                $19,809,135
Royal Caribbean Cruises              538,201                 22,270,758
                                                            -----------
Total                                                        42,079,893
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (2.0%)
Mohawk Inds                           73,280(b)               5,485,741
Stanley Works                        354,908                 17,848,324
Whirlpool                            207,322                 17,211,872
                                                            -----------
Total                                                        40,545,937
-----------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.1%)
Constellation Energy Group           188,526                 12,983,785
Dynegy Cl A                              323(b)                   2,339
Mirant                               275,996(b,d)             8,713,194
                                                            -----------
Total                                                        21,699,318
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.1%)
McDermott Intl                       662,900(b)              33,715,094
Textron                              108,578                 10,181,359
                                                            -----------
Total                                                        43,896,453
-----------------------------------------------------------------------

INSURANCE (16.8%)
ACE                                  724,329(c)              43,872,608
Ambac Financial Group                 36,230                  3,227,006
Aon                                1,212,075                 42,834,731
Axis Capital Holdings                484,255(c)              16,159,589
Conseco                              195,524(b)               3,906,570
Everest Re Group                     538,630(c)              52,844,989
Lincoln Natl                         346,432                 23,003,085
Loews                                745,479                 30,915,014
MBIA                                  45,741                  3,341,837
PartnerRe                            508,557(c)              36,122,804
Torchmark                            216,968                 13,833,880
Willis Group Holdings                339,354(c,d)            13,475,747
XL Capital Cl A                      842,007(c)              60,641,343
                                                            -----------
Total                                                       344,179,203
-----------------------------------------------------------------------

IT SERVICES (2.1%)
Computer Sciences                    330,488(b)              17,638,145
Electronic Data Systems              939,518                 25,883,720
                                                            -----------
Total                                                        43,521,865
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.1%)
Eastman Kodak                        572,933(d)              14,781,671
Hasbro                               284,924                  7,764,179
                                                            -----------
Total                                                        22,545,850
-----------------------------------------------------------------------

MACHINERY (4.4%)
AGCO                                 933,844(b)              28,893,134
Dover                                201,151                  9,860,422
Eaton                                288,931                 21,710,275
Ingersoll-Rand Cl A                  305,961(c)              11,972,254
Manitowoc                            137,087                  8,147,080
Terex                                162,001(b)              10,462,025
                                                            -----------
Total                                                        91,045,190
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

MEDIA (2.8%)
Interpublic Group
  of Companies                     1,178,549(b,d)           $14,425,440
Regal Entertainment
  Group Cl A                         874,635(d)              18,647,218
RH Donnelley                         378,633                 23,751,648
                                                            -----------
Total                                                        56,824,306
-----------------------------------------------------------------------

METALS & MINING (1.5%)
Freeport-McMoRan Copper
  & Gold Cl B                        191,847                 10,691,633
Nucor                                121,368                  6,633,975
Phelps Dodge                         112,450                 13,462,514
                                                            -----------
Total                                                        30,788,122
-----------------------------------------------------------------------

MULTILINE RETAIL (1.6%)
Family Dollar Stores                 557,845(d)              16,361,594
Federated Department
  Stores                             455,147                 17,354,755
                                                            -----------
Total                                                        33,716,349
-----------------------------------------------------------------------

MULTI-UTILITIES (6.7%)
CMS Energy                           269,911(b)               4,507,514
Consolidated Edison                  313,698                 15,079,463
DTE Energy                           333,064                 16,123,628
Energy East                          752,903                 18,671,994
MDU Resources Group                  375,667                  9,632,102
NiSource                           1,208,727                 29,130,321
SCANA                                235,939                  9,583,842
Sempra Energy                        294,328                 16,494,141
TECO Energy                          616,407                 10,620,693
Xcel Energy                          370,131                  8,535,221
                                                            -----------
Total                                                       138,378,919
-----------------------------------------------------------------------

OFFICE ELECTRONICS (--%)
Xerox                                 23,092(b)                 391,409
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.5%)
El Paso                            1,203,251                 18,385,676
Enbridge                             481,070(c)              16,548,808
Hess                                 300,574                 14,899,453
Newfield Exploration                 312,913(b)              14,378,352
Pioneer Natural Resources            426,999                 16,947,590
Southwestern Energy                  360,287(b)              12,628,059
Suncor Energy                         84,060(c)               6,633,175
Sunoco                               193,175                 12,046,393
                                                            -----------
Total                                                       112,467,506
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.5%)
Bowater                              239,454(d)               5,387,715
MeadWestvaco                         176,025                  5,291,312
                                                            -----------
Total                                                        10,679,027
-----------------------------------------------------------------------

PHARMACEUTICALS (1.2%)
King Pharmaceuticals                 409,805(b)               6,524,096
Mylan Laboratories                   651,253                 12,999,010
Watson Pharmaceuticals               163,047(b)               4,244,113
                                                            -----------
Total                                                        23,767,219
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.5%)
Boston Properties                     56,162                 $6,283,405
Crescent Real
  Estate Equities                    442,112                  8,731,712
Equity Residential                   390,368                 19,811,175
Rayonier                             402,353                 16,516,591
                                                            -----------
Total                                                        51,342,883
-----------------------------------------------------------------------

ROAD & RAIL (1.1%)
CSX                                  649,772                 22,371,650
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.2%)
Intersil Cl A                        663,951                 15,881,708
Microchip Technology                 296,413                  9,692,705
Natl Semiconductor                   911,785                 20,697,520
                                                            -----------
Total                                                        46,271,933
-----------------------------------------------------------------------

SOFTWARE (1.7%)
BMC Software                         710,466(b)              22,877,005
McAfee                               399,348(b)              11,333,496
                                                            -----------
Total                                                        34,210,501
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.2%)
Liz Claiborne                        534,207                 23,216,636
VF                                   276,176                 22,668,526
                                                            -----------
Total                                                        45,885,162
-----------------------------------------------------------------------

TOBACCO (2.4%)
Loews-Carolina Group                 535,985(f)              34,688,949
Reynolds American                    209,340(d)              13,705,490
                                                            -----------
Total                                                        48,394,439
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,753,589,169)                                   $2,024,745,526
-----------------------------------------------------------------------

BONDS (0.4%)

ISSUER               COUPON        PRINCIPAL                   VALUE(a)
                      RATE          AMOUNT

WIRELINES
Qwest Communications Intl
   Sr Unsecured
     11-15-25         3.50%       $5,518,000                 $8,665,357
-----------------------------------------------------------------------

TOTAL BONDS
(Cost: $5,518,000)                                           $8,665,357
-----------------------------------------------------------------------

MONEY MARKET FUND (5.3%)(e)

                                   SHARES                      VALUE(a)

RiverSource Short-Term
  Cash Fund                      109,858,278(g)            $109,858,278
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $109,858,278)                                       $109,858,278
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,868,965,447)(h)                                $2,143,269,161
=======================================================================



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 RIVERSOURCE MID CAP VALUE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006



NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2006, the value of foreign securities represented 14.4% of net assets.

(d)   At Dec. 31, 2006, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in a money market fund and represents 3.8% of net assets. 1.5% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At Dec. 31, 2006, the cost of securities for federal income tax purposes was approximately $1,868,965,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $293,911,000

      Unrealized depreciation                                     (19,607,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                $274,304,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
3 RIVERSOURCE MID CAP VALUE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006

                                                            S-6241-80 F (3/07)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        RiverSource Investment Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   March 1, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   March 1, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   March 1, 2007